Revenue and expenses (Schedule of detailed information about share-based expense (recoveries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 2,064	$ 12,145
Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	420	1,347
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,529	10,428
Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	115	370
RSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2,076	5,385
RSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	420	1,347
RSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,541	3,668
RSUs [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	115	370
DSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	(849)	1,459
DSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
DSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	(849)	1,459
DSUs [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
PSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	(1,011)	3,382
PSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
PSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	(1,011)	3,382
PSUs [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,848	1,919
Stock Options [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,848	1,919
Stock Options [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 0	$ 0